Acquisition of Clear RF LLC (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts Text Block Abstract
Cash	$ 155,015	$ 155,015
Common shares issued (in Shares)		23,949
Common shares value	$ 190,095	$ 194,985
Total acquisition consideration			$ 700,000
Acquisition value			122,717
Supplier relationship valued			$ 399,920	$ 399,920
Estimated useful life			4 years
Incurred costs			$ 79,069
Goodwill				$ 50,257